Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash	$ 266,210	$ 2,744,046
Other current assets	22,438	17,622
Total Current Assets	288,648	2,761,668
Equipment, net	7,405	8,514
Deposits and other assets	12,777	23,777
Total Assets	308,830	2,793,959
Liabilities and Stockholders’ Equity (Deficit)
Accounts payable and accrued expenses	811,404	603,629
Interest payable	76,462	37,016
Current portion of 2.5% Senior convertible note, net of discount of $37,377	390,123
Total Current Liabilities	1,277,989	640,645
2.5% Senior secured convertible notes	1,170,333	1,762,833
Discount on convertible notes	(807,200)	(1,402,030)
2.5% Senior secured convertible notes, net of discount	363,133	360,803
Research & development costs payable in common stock-related party	1,170,712
Stockholders’ Equity (Deficit):
Preferred stock, $0.0001 par value, 10,000,000 shares authorized, none outstanding at December 31, 2013 and 2012	0	0
Common stock, $0.0001 par value, 100,000,000 shares authorized, 4,158,402 and 3,722,364 outstanding at December 31, 2013 and , respectively	416	371
Additional paid in capital	19,526,374	16,007,212
Deficit accumulated during the development stage	(22,029,794)	(14,215,072)
Total Stockholders’ Equity (Deficit)	(2,503,004)	1,792,511
Total Liabilities and Stockholders’ Equity (Deficit)	$ 308,830	$ 2,793,959